INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS
Summary of intangible assets, net

	December 31,	December 31,	December 31,
	2022	2021	2020
Other intangible assets	250,908	48,601	25,541
Less: Accumulated amortization	(91,331)	(15,278)	(5,670)
Total intangible assets, net	159,577	33,323	19,871

Summary of amortization expenses recorded in the consolidated statement of operations

	December 31,	December 31,	December 31,
	2022	2021	2020
General and administrative expenses	78,616	22,179	7,327
Total	78,616	22,179	7,327